INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 50,076,569	$ 39,727,050
Increase in valuation allowance	2,493,815
Net operating loss carryforward	4,357,876
Potential tax benefit arising from net operating loss carryforward	$ 7,876,137